Commitments (Tables)	3 Months Ended
Mar. 31, 2018
Commitments
Schedule of minimum payments of non-cancellable operating leases
	March 31, 2018 (Unaudited)	December 31, 2017

Up to one year	1,310.3	1,256.7
From one to five years	4,719.9	4,577.6
More than five years	2,615.3	2,560.3

	8,645.5	8,394.6

Schedule of purchase commitments for the acquisition of aircraft
	March 31, 2018 (Unaudited)	December 31, 2017

Up to one year	—	—
More than one year up to five years	12,396.4	11,769.2
More than five years	3,151.3	3,704.6

	15,547.7	15,473.8